COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 6.0%
	FIXED INCOME - 6.0%
1,564,449	Invesco Senior Loan ETF			$ 32,916,007
387,373	iShares Broad USD High Yield Corporate Bond ETF			13,674,267
510,163	SPDR Blackstone Senior Loan ETF			21,360,525
	TOTAL EXCHANGE-TRADED FUNDS (Cost $67,395,119)			67,950,799

	OPEN END FUNDS — 86.1%
	FIXED INCOME - 86.1%
13,383,298	BlackRock Floating Rate Income Portfolio, Institutional Class			128,345,824
4,204	BlackRock High Yield Bond Portfolio, Institutional Class			28,543
25,139,665	Fidelity Advisor Floating Rate High Income Fund, Class I			230,279,330
10,868,723	Goldman Sachs High Yield Floating Rate Fund, Institutional Class			95,210,010
17,109,235	JPMorgan High Yield Fund, Class I			105,906,163
1,808	Lord Abbett Floating Rate Fund Class I, Class I			14,500
569,120	Lord Abbett High Yield Fund, Class I			3,517,162
606,783	MainStay MacKay High Yield Corporate Bond Fund, Class I			3,039,984
82,057,893	PGIM High Yield Fund, Class Z			377,466,307
3,719	PIMCO High Yield Fund Institutional Class, Institutional Class			28,524
1,000	TIAA-CREF High Yield Fund, Institutional Class			8,310
3,990,704	Transamerica High Yield Bond, Class I			31,247,212
	TOTAL OPEN END FUNDS (Cost $963,935,560)			975,091,869

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 1.1%
	U.S. TREASURY BILLS — 1.1%
10,000,000	United States Treasury Bill(a)	5.2100	08/24/23	9,925,238
2,500,000	United States Treasury Bill(a)	5.2500	12/07/23	2,443,265
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $12,368,939)			12,368,503

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
SHORT-TERM INVESTMENTS — 5.5%
MONEY MARKET FUNDS - 5.5%
62,266,154	Goldman Sachs Financial Square Government Fund, Class FST, 5.02% (Cost $62,266,154)(b)	$ 62,266,154

	TOTAL INVESTMENTS - 98.7% (Cost $1,105,965,772)	$ 1,117,677,325
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.3%	14,365,825
	NET ASSETS - 100.0%	$ 1,132,043,150

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Zero coupon bond. Rate shown is the discount rate at the time of purchase.
(b)	Rate disclosed is the seven-day effective yield as of June 30, 2023.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

CREDIT DEFAULT SWAP
		Payement	Buy/Sell	Fixed Rate	Maturity	Notional	Premiums		Unrealized
Description	Counterparty	Frequency	Protection	Received	Date	Amount	Paid (Received)	Value	Appreciation
CDX North American High Yield Index Version 1, Series 40 *	Wells Fargo	Quarterly	Buy	5.00%	6/20/2028	$ 60,000,000	$ 418,308	$ 1,719,492	$ 1,301,184

* The underlying holdings of this security can be found at https://www.markit.com/Company/Files/DownloadFiles?CMSID=0baf9c5d74954a13b658e6301e67dc09

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 50.6%
	ADVERTISING & MARKETING - 0.2%
9,384	Magnite, Inc.(a)	$ 128,092

	AEROSPACE & DEFENSE - 0.3%
2,015	Howmet Aerospace, Inc.	99,864
838	Moog, Inc., Class A	90,864
		190,728
	APPAREL & TEXTILE PRODUCTS - 0.1%
1,272	Carter's, Inc.	92,347

	ASSET MANAGEMENT - 0.5%
384	Ameriprise Financial, Inc.	127,550
4,919	Avantax, Inc.(a)	110,087
3,476	Victory Capital Holdings, Inc.	109,633
		347,270
	AUTOMOTIVE - 1.0%
2,085	BorgWarner, Inc.	101,977
6,694	Dana, Inc.	113,798
16,288	Goodyear Tire & Rubber Company (The)(a)	222,820
13,250	indie Semiconductor, Inc.(a)	124,550
1,516	Magna International, Inc.	85,563
3,890	Modine Manufacturing Company(a)	128,448
		777,156
	BANKING - 1.0%
2,630	Citigroup, Inc.	121,085
797	Credicorp Ltd.	117,669
12,778	KeyCorporation	118,069
32,007	NU Holdings Ltd./Cayman Islands(a)	252,536
2,629	Pathward Financial, Inc.	121,880
		731,239
	BEVERAGES - 0.1%
1,752	Coca-Cola Europacific Partners PLC	112,881

	CABLE & SATELLITE - 0.4%
46,958	Altice USA, Inc., Class A(a)	141,814

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	CABLE & SATELLITE - 0.4% (Continued)
19,299	DISH Network Corporation, Class A(a)	$ 127,180
		268,994
	CHEMICALS - 0.9%
1,384	Ecolab, Inc.	258,380
2,766	Methanex Corporation	114,429
9,750	Orion S.A.	206,895
6,623	Trinseo PLC	83,913
		663,617
	COMMERCIAL SUPPORT SERVICES - 1.9%
2,401	ABM Industries, Inc.	102,403
1,260	ASGN, Inc.(a)	95,294
17,418	BrightView Holdings, Inc.(a)	125,061
1,307	Brink's Company (The)	88,654
2,286	Cimpress PLC(a)	135,970
6,647	Deluxe Corporation	116,190
4,544	Heidrick & Struggles International, Inc.	120,280
12,919	Kelly Services, Inc., Class A	227,503
19,050	Legalzoom.com, Inc.(a)	230,123
1,267	ManpowerGroup, Inc.	100,600
6,931	TrueBlue, Inc.(a)	122,748
		1,464,826
	CONSTRUCTION MATERIALS - 0.2%
2,527	Tecnoglass, Inc.	130,545

	CONTAINERS & PACKAGING - 0.1%
3,783	Westrock Company	109,972

	E-COMMERCE DISCRETIONARY - 0.5%
15,773	1-800-Flowers.com, Inc., Class A(a)	123,029
2,396	Global-e Online Ltd.(a)	98,092
5,530	Overstock.com, Inc.(a)	180,113
		401,234
	ELECTRIC UTILITIES - 0.4%
1,446	ALLETE, Inc.	83,825

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	ELECTRIC UTILITIES - 0.4% (Continued)
3,262	Brookfield Infrastructure Partners, L.P.	$ 119,063
3,952	Vistra Corporation	103,740
		306,628
	ELECTRICAL EQUIPMENT - 1.4%
3,077	Argan, Inc.	121,265
2,070	Bel Fuse, Inc., Class B	118,839
1,006	Belden, Inc.	96,224
3,780	Camtek Ltd.(a)	134,681
2,040	Powell Industries, Inc.	123,604
4,067	SMART Global Holdings, Inc.(a)	117,984
9,756	Vertiv Holdings Company	241,655
3,738	Vontier Corporation	120,401
		1,074,653
	ENGINEERING & CONSTRUCTION - 0.3%
1,370	KBR, Inc.	89,132
4,120	Primoris Services Corporation	125,537
		214,669
	ENTERTAINMENT CONTENT - 0.7%
8,867	AppLovin Corporation(a)	228,148
764	Electronic Arts, Inc.	99,091
20,218	Playtika Holding Corporation(a)	234,529
		561,768
	FOOD - 0.5%
2,646	BellRing Brands, Inc.(a)	96,844
9,679	Herbalife Ltd.(a)	128,150
5,751	Pilgrim's Pride Corporation(a)	123,589
		348,583
	GAS & WATER UTILITIES - 0.3%
2,433	National Fuel Gas Company	124,959
4,572	UGI Corporation	123,307
		248,266
	HEALTH CARE FACILITIES & SERVICES - 1.4%
16,212	Accolade, Inc.(a)	218,376
13,490	LifeStance Health Group, Inc.(a)	123,164

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.4% (Continued)
6,393	Owens & Minor, Inc.(a)	$ 121,723
3,653	Patterson Companies, Inc.	121,499
3,249	Progyny, Inc.(a)	127,816
4,248	SI-BONE, Inc.(a)	114,611
2,746	Tenet Healthcare Corporation(a)	223,468
		1,050,657
	HOME & OFFICE PRODUCTS - 0.4%
3,357	Leggett & Platt, Inc.	99,434
15,773	Steelcase, Inc., Class A	121,610
790	Whirlpool Corporation	117,544
		338,588
	HOME CONSTRUCTION - 0.9%
5,415	Beazer Homes USA, Inc.(a)	153,190
15,018	JELD-WEN Holding, Inc.(a)	263,416
10,517	Masterbrand, Inc.(a)	122,313
1,369	Toll Brothers, Inc.	108,247
		647,166
	INDUSTRIAL SUPPORT SERVICES - 0.3%
2,321	DXP Enterprises, Inc.(a)	84,508
812	Ferguson PLC	127,735
		212,243
	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
2,835	Bank of New York Mellon Corporation (The)	126,213
22,888	BGC Partners, Inc., Class A	101,394
844	Evercore, Inc., Class A	104,310
355	Goldman Sachs Group, Inc. (The)	114,502
2,474	Nasdaq, Inc.	123,329
1,598	State Street Corporation	116,942
		686,690
	INSURANCE - 5.2%
1,143	Allstate Corporation (The)	124,633
8,934	Ambac Financial Group, Inc.(a)	127,220
1,054	American Financial Group, Inc.	125,162
2,206	American International Group, Inc.	126,933

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	INSURANCE - 5.2% (Continued)
370	Aon PLC, CLASS A	$ 127,724
1,702	Arch Capital Group Ltd.(a)	127,395
938	Assurant, Inc.	117,925
2,291	Assured Guaranty Ltd.	127,838
2,257	Axis Capital Holdings Ltd.	121,494
2,741	Brighthouse Financial, Inc.(a)	129,786
1,864	Brown & Brown, Inc.	128,318
1,262	Cincinnati Financial Corporation	122,818
3,174	CNA Financial Corporation	122,580
9,772	CNO Financial Group, Inc.	231,303
347	Everest Re Group Ltd.	118,625
45,713	Genworth Financial, Inc., Class A(a)	228,565
1,156	Globe Life, Inc.	126,721
1,759	Hartford Financial Services Group, Inc. (The)	126,683
4,163	Horace Mann Educators Corporation	123,475
4,205	Jackson Financial, Inc., Class A	128,715
6,448	James River Group Holdings Ltd.	117,740
4,936	Lincoln National Corporation	127,151
1,765	Loews Corporation	104,806
4,943	NMI Holdings, Inc., Class A(a)	127,628
1,453	Prudential Financial, Inc.	128,184
4,299	Radian Group, Inc.	108,679
865	Reinsurance Group of America, Inc.	119,967
642	RenaissanceRe Holdings Ltd.	119,746
2,676	Unum Group	127,645
2,110	W R Berkley Corporation	125,672
		3,921,131
	INTERNET MEDIA & SERVICES - 1.3%
37,058	Angi, Inc., Class A(a)	122,291
10,489	Cargurus, Inc.(a)	237,366
5,297	Cars.com, Inc.(a)	104,986
936	Expedia Group, Inc.(a)	102,389
74,488	Opendoor Technologies, Inc.(a)	299,442

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	INTERNET MEDIA & SERVICES - 1.3% (Continued)
410	VeriSign, Inc.(a)	$ 92,648
		959,122
	LEISURE FACILITIES & SERVICES - 1.7%
11,585	Arcos Dorados Holdings, Inc., Class A	118,746
8,549	Bally's Corporation(a)	133,022
7,648	Carnival Corporation(a)	144,012
14,303	Cinemark Holdings, Inc.(a)	236,000
17,515	Denny's Corporation(a)	215,785
9,321	DraftKings, Inc., Class A(a)	247,659
20,556	Genius Sports Ltd.(a)	127,242
2,316	Red Rock Resorts, Inc., Class A	108,342
		1,330,808
	LEISURE PRODUCTS - 0.1%
1,176	Brunswick Corporation	101,889

	MACHINERY - 0.7%
870	AGCO Corporation	114,335
3,173	Kennametal, Inc.	90,081
11,890	Manitowoc Company, Inc. (The)(a)	223,890
2,158	Terex Corporation	129,113
		557,419
	MEDICAL EQUIPMENT & DEVICES - 1.4%
1,854	10X Genomics, Inc., Class A(a)	103,527
476	ABIOMED, Inc. - CVR(a)	486
2,651	DENTSPLY SIRONA, Inc.	106,093
1,191	Haemonetics Corporation(a)	101,402
1,045	Lantheus Holdings, Inc.(a)	87,696
1,495	Merit Medical Systems, Inc.(a)	125,042
18,739	Pacific Biosciences of California, Inc.(a)	249,229
4,543	RxSight, Inc.(a)	130,838
5,339	Varex Imaging Corporation(a)	125,840
		1,030,153
	METALS & MINING - 1.6%
9,845	Alamos Gold, Inc., Class A	117,352

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	METALS & MINING - 1.6% (Continued)
3,379	Alcoa Corporation	$ 114,649
3,305	A-Mark Precious Metals, Inc.	123,723
11,320	Century Aluminum Company(a)	98,710
14,298	Constellium S.E.(a)	245,927
8,761	Eldorado Gold Corporation(a)	88,486
21,844	Ferroglobe PLC(a)	104,196
20,648	Kinross Gold Corporation	98,491
15,466	SunCoke Energy, Inc.	121,717
2,992	Teck Resources Ltd., Class B	125,963
		1,239,214
	MORTGAGE FINANCE - 0.1%
7,740	MFA Financial, Inc.	86,998

	OIL & GAS PRODUCERS - 2.5%
4,815	California Resources Corporation	218,071
6,332	CrossAmerica Partners, L.P.	124,740
5,308	Delek US Holdings, Inc.	127,127
9,627	Energy Transfer, L.P.	122,263
13,229	Equitrans Midstream Corporation	126,469
6,145	Excelerate Energy, Inc., Class A	124,928
10,843	Genesis Energy, L.P.	103,551
4,103	Global Partners, L.P.	126,085
15,649	Kosmos Energy Ltd.(a)	93,738
31,709	NGL Energy Partners, L.P.(a)	123,348
5,060	Par Pacific Holdings, Inc.(a)	134,647
3,113	PBF Energy, Inc., Class A	127,446
8,800	Plains GP Holdings, L.P., Class A	130,504
1,924	Sunoco, L.P.	83,809
5,155	World Fuel Services Corporation	106,605
		1,873,331
	OIL & GAS SERVICES & EQUIPMENT - 1.5%
13,176	Atlas Energy Solutions, Inc.	228,735
15,343	Borr Drilling Ltd.(a)	115,533
8,543	Diamond Offshore Drilling, Inc.(a)	121,652

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.5% (Continued)
9,699	Liberty Oilfield Services, Inc., Class A	$ 129,676
7,870	TechnipFMC PLC(a)	130,799
2,578	Tidewater, Inc.(a)	142,924
36,253	Transocean Ltd.(a)	254,134
		1,123,453
	PUBLISHING & BROADCASTING - 0.1%
6,011	News Corporation, Class A	117,214

	REAL ESTATE SERVICES - 0.5%
39,663	Anywhere Real Estate, Inc.(a)	264,948
6,434	eXp World Holdings, Inc.	130,482
		395,430
	RENEWABLE ENERGY - 0.6%
6,247	Canadian Solar, Inc.(a)	241,697
3,350	Green Plains, Inc.(a)	108,004
3,514	Maxeon Solar Technologies Ltd.(a)	98,954
		448,655
	RETAIL - CONSUMER STAPLES - 0.3%
1,715	BJ's Wholesale Club Holdings, Inc.(a)	108,062
1,524	Weis Markets, Inc.	97,856
		205,918
	RETAIL - DISCRETIONARY - 2.4%
5,968	Abercrombie & Fitch Company, Class A(a)	224,874
388	Avis Budget Group, Inc.(a)	88,724
1,198	Beacon Roofing Supply, Inc.(a)	99,410
5,005	Caleres, Inc.	119,770
23,434	Chico's FAS, Inc.(a)	125,372
27,878	Gap, Inc.	248,951
1,339	GMS, Inc.(a)	92,659
10,527	Kohl's Corporation	242,647
13,253	Nordstrom, Inc.	271,288
1,815	Rush Enterprises, Inc., Class A	110,243
12,964	Victoria's Secret & Company(a)	225,963
		1,849,901

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	SEMICONDUCTORS - 0.9%
3,290	Amkor Technology, Inc.	$ 97,878
726	Axcelis Technologies, Inc.(a)	133,097
3,040	Cohu, Inc.(a)	126,342
2,088	Marvell Technology, Inc.	124,821
5,092	Photronics, Inc.(a)	131,322
1,019	Qorvo, Inc.(a)	103,969
		717,429
	SOFTWARE - 4.7%
12,133	AvidXchange Holdings, Inc.(a)	125,941
4,319	Box, Inc., Class A(a)	126,892
16,124	Cantaloupe, Inc.(a)	128,347
1,367	CommVault Systems, Inc.(a)	99,272
2,166	DigitalOcean Holdings, Inc.(a)	86,943
2,411	DocuSign, Inc.(a)	123,178
2,008	Donnelley Financial Solutions, Inc.(a)	91,424
6,861	EngageSmart, Inc.(a)	130,976
1,639	Five9, Inc.(a)	135,136
5,266	Freshworks, Inc.(a)	92,576
41,495	Matterport, Inc.(a)	130,709
697	Monday.com Ltd.(a)	119,340
8,530	N-Able, Inc.(a)	122,917
26,334	Oscar Health, Inc.(a)	212,252
7,066	RingCentral, Inc., Class A(a)	231,270
21,273	SolarWinds Corporation(a)	218,261
1,175	Splunk, Inc.(a)	124,656
8,973	Sprinklr, Inc., Class A(a)	124,097
3,200	Squarespace, Inc.(a)	100,928
1,921	Teradata Corporation(a)	102,601
11,670	Vertex, Inc., Class A(a)	227,565
26,515	VTEX Class A(a)	127,272
13,716	Weave Communications, Inc.(a)	152,385
2,828	Wix.com Ltd.(a)	221,263
10,521	Yext, Inc.(a)	118,992

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	SOFTWARE - 4.7% (Continued)
10,945	Zuora, Inc.(a)	$ 120,067
		3,595,260
	SPECIALTY FINANCE - 1.6%
1,990	AerCap Holdings N.V.(a)	126,405
2,992	Air Lease Corporation	125,215
734	American Express Company	127,863
3,677	Enact Holdings, Inc.	92,403
3,992	Flywire Corporation(a)	123,912
3,979	FTAI Aviation Ltd.	125,975
8,103	MGIC Investment Corporation	127,946
3,002	PROG Holdings, Inc.(a)	96,424
43,447	UWM Holdings Corporation	243,303
		1,189,446
	STEEL - 0.1%
22,935	Mechel PJSC - ADR(a),(b)	–
2,359	Ryerson Holding Corporation	102,333
		102,333
	TECHNOLOGY HARDWARE - 2.3%
13,761	A10 Networks, Inc.	200,773
13,215	Arlo Technologies, Inc.(a)	144,176
674	Arrow Electronics, Inc.(a)	96,537
22,880	CommScope Holding Company, Inc.(a)	128,814
5,562	Corsair Gaming, Inc.(a)	98,670
2,313	Dell Technologies, Inc., Class C	125,156
9,723	Extreme Networks, Inc.(a)	253,284
570	F5, Inc.(a)	83,368
58,473	GoPro, Inc., Class A(a)	242,078
36,346	Pitney Bowes, Inc.	128,665
2,007	Sanmina Corporation(a)	120,962
8,549	Xerox Holdings Corporation	127,295
		1,749,778
	TECHNOLOGY SERVICES – 2.9%
1,820	CSG Systems International, Inc.	95,987
816	Euronet Worldwide, Inc.(a)	95,774

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	TECHNOLOGY SERVICES – 2.9% (Continued)
1,758	Fidelity National Information Services, Inc.	$ 96,163
1,211	Global Payments, Inc.	119,308
6,924	Integral Ad Science Holding Corporation(a)	124,494
17,386	Kyndryl Holdings, Inc.(a)	230,886
9,177	LiveRamp Holdings, Inc.(a)	262,095
1,236	MAXIMUS, Inc.	104,454
21,642	Open Lending Corporation(a)	227,457
9,653	Pagseguro Digital Ltd., Class A(a)	91,124
6,233	Remitly Global, Inc.(a)	117,305
1,009	Science Applications International Corporation	113,492
17,135	StoneCompany Ltd.(a)	218,300
5,695	Toast, Inc., Class A(a)	128,536
16,090	Western Union Company (The)	188,736
		2,214,111
	TELECOMMUNICATIONS - 0.7%
12,376	EchoStar Corporation, Class A(a)	214,600
5,298	Millicom International Cellular S.A.(a)	80,742
33,494	Telephone and Data Systems, Inc.	275,655
		570,997
	TOBACCO & CANNABIS - 0.1%
7,695	Vector Group Ltd.	98,573

	TRANSPORTATION & LOGISTICS - 1.8%
533	FedEx Corporation	132,131
12,682	Global Ship Lease, Inc.	246,030
5,922	Golar LNG Ltd.	119,447
1,975	GXO Logistics, Inc.(a)	124,070
12,528	Hawaiian Holdings, Inc.(a)	134,926
6,563	Heartland Express, Inc.	107,699
5,869	Navios Maritime Partners, L.P.	128,238
33,162	Nordic American Tankers Ltd.	121,705
1,403	Ryder System, Inc.	118,960
3,121	SkyWest, Inc.(a)	127,087
		1,360,293

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares				Fair Value
	COMMON STOCKS — 50.6% (Continued)
	TRANSPORTATION EQUIPMENT - 0.3%
392	Cummins, Inc.			$ 96,103
1,172	PACCAR, Inc.			98,038
				194,141
	WHOLESALE - CONSUMER STAPLES - 0.3%
2,262	Performance Food Group Company(a)			136,263
5,997	United Natural Foods, Inc.(a)			117,241
				253,504
	WHOLESALE - DISCRETIONARY - 0.2%
6,151	G-III Apparel Group Ltd.(a)			118,530

	TOTAL COMMON STOCKS (Cost $36,309,834)			38,513,843

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 22.8%
	U.S. TREASURY BILLS — 22.8%
7,000,000	United States Treasury Bill(c),(d)	5.1700	08/17/23	6,954,846
8,000,000	United States Treasury Bill(c),(d)	5.2100	08/24/23	7,940,190
2,500,000	United States Treasury Bill(c),(d)	5.2500	12/07/23	2,443,265
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $17,340,109)			17,338,301

	SHORT-TERM INVESTMENTS — 11.3%
	MONEY MARKET FUNDS - 11.3%
8,580,999	Fidelity Treasury Portfolio, Class I, 4.98% (Cost $8,580,999)(e)			8,580,999

	TOTAL INVESTMENTS - 84.7% (Cost $62,230,942)			$ 64,433,143
	OTHER ASSETS IN EXCESS OF LIABILITIES- 15.3%			11,668,765
	NET ASSETS - 100.0%			$ 76,101,908

	COMMON STOCKS SOLD SHORT — (0.2)%
	TECHNOLOGY SERVICES - (0.2)%
(1,700)	Coinbase Global, Inc., Class A		$ (121,635)
	TOTAL COMMON STOCKS SOLD SHORT - (Proceeds - $97,546)

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation
190	CME E-Mini Standard & Poor's 500 Index Future	09/15/2023	$ 42,638,375	$ 241,738
TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt
L.P.	- Limited Partnership
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	The value of this security has been determined in good faith pursuant to valuation policies established by the Board of Trustees.
(c)	Zero coupon bond. Rate shown is the discount rate a time of purchase.
(d)	All or a portion of this security is pledged as collateral for total return swaps. As of June 30, 2023, the value of the pledged portion is $17,338,301.
(e)	Rate disclosed is the seven day effective yield as of June 30, 2023.
(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

TOTAL RETURN SWAPS
	Payment						Number Of	Maturity	Notional	Upfront	Unrealized
Description	Frequency	Long/Short	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Payments/Receipts	Appreciation/(Depreciation)
China Evergrande Group *	Monthly	Long	USD	Overnight Bank Funding Rate	0.45%	JP Morgan	549,233	12/23/2023	$ -	$ -	$ -
JP Morgan International Long Index Basket **	Monthly	Long	USD	Overnight Bank Funding Rate	0.45%	JP Morgan	298,630	5/27/2025	26,132,843	-	(110,224)
JP Morgan International Long Index Basket 2 **	Monthly	Long	USD	Overnight Bank Funding Rate	0.45%	JP Morgan	296,565	5/27/2025	26,322,071	-	496,302
SPDR S&P 500 ETF TRUST	Monthly	Long	USD	Overnight Bank Funding Rate	0.35%	JP Morgan	44,903	4/20/2026	18,508,202	-	1,396,400
											$ 1,782,478

JP Morgan International Short Index Basket **	Monthly	Short	USD	Overnight Bank Funding Rate	(1.25)%	JP Morgan	387,923	5/27/2025	26,165,600	-	465,702
JP Morgan International Short Index Basket 2 **	Monthly	Short	USD	Overnight Bank Funding Rate	(1.25)%	JP Morgan	354,310	5/27/2025	26,386,068	-	(467,087)
JP Morgan U.S. Short Index Basket **	Monthly	Short	USD	Overnight Bank Funding Rate	(0.90)%	JP Morgan	276,802	3/7/2025	18,639,847	-	(285,106)
JP Morgan U.S. Short Index Basket 2 **	Monthly	Short	USD	Overnight Bank Funding Rate	(1.15)%	JP Morgan	443,672	4/26/2024	18,734,627	-	(738,137)
											$ (1,024,628)

* The value of this security has been determined in good faith pursuant to valuation policies established by the Board of Trustees.											$ 757,849
** The underlying holdings of this security can be found at https://counterpointfunds.com/tactical-equity-fund/

COUNTERPOINT TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 7.1%
	FIXED INCOME - 7.1%
293,961	VanEck High Yield Muni ETF					$ 15,091,958
	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,002,226)

	OPEN END FUNDS — 90.3%
	FIXED INCOME - 90.3%
1,000	American Century High-Yield Municipal Fund, Class I					8,700
723	BlackRock High Yield Municipal Fund, Institutional Class					6,310
4,778,341	Delaware National High-Yield Municipal Bond Fund					48,070,113
2,007,528	Eaton Vance High Yield Municipal Income Fund, Class I					16,100,376
6,285,714	Franklin High Yield Tax-Free Income Fund, Advisor Class					55,000,000
110,497	Goldman Sachs High Yield Municipal Fund, Institutional Class					997,790
7,300,270	Invesco AMT-Free Municipal Fund, Class Y					50,152,855
145,985	Invesco Rochester Municipal Opportunities Fund, Class Y					998,540
984	MainStay MacKay High Yield Municipal Bond Fund, Class I					11,364
1,347,909	Nuveen High Yield Municipal Bond Fund, Class I					20,110,804
1,000	PGIM Muni High Income Fund, Class Z					9,150
120,192	PIMCO High Yield Municipal Bond Fund, Institutional Class					1,002,404
	TOTAL OPEN END FUNDS (Cost $192,580,121)					192,468,406

	SHORT-TERM INVESTMENTS — 0.1%
	MONEY MARKET FUNDS - 0.1%
292,507	BlackRock Liquidity Funds MuniCash, Institutional Class, 3.75% (Cost $292,507)(a)					292,507

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.3%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.3%
350	U.S. Long Bond Future	Wells Fargo	07/21/2023	$ 128	$ 44,417,205	$ 650,783
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $664,845)

	TOTAL INVESTMENTS - 97.8% (Cost $208,539,699)					$ 208,503,654
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.2%					4,754,483
	NET ASSETS - 100.0%					$ 213,258,137

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2023.
(b)	Each contract is equivalent to one futures contract.